Condensed Interim Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Share Capital	Contributed Surplus	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit
Beginning balance at Apr. 30, 2024	$ 35,678	$ 119,773	$ 12,387	$ 2,078	$ (98,560)
Beginning balance, shares at Apr. 30, 2024	26,944,500
Shares issued pursuant to ATM	$ 491	491
Shares issued pursuant to ATM, shares	357,760
Share-based expense	$ 165		165
Comprehensive loss for the period	(3,480)			519	(3,999)
Ending balance at Jul. 31, 2024	$ 32,854	120,264	12,552	2,597	(102,559)
Ending balance, shares at Jul. 31, 2024	27,302,260
Beginning balance at Apr. 30, 2025	$ 23,626	136,371	12,833	3,216	(128,794)
Beginning balance, shares at Apr. 30, 2025	46,154,118
Shares issued pursuant to ATM	$ (49)	(49)
Share-based expense	55		55
Comprehensive loss for the period	(2,889)			70	(2,959)
Ending balance at Jul. 31, 2025	$ 20,743	$ 136,322	$ 12,888	$ 3,286	$ (131,753)
Ending balance, shares at Jul. 31, 2025	46,154,118